Trade and Miscellaneous Receivables and other Current Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Increase in trade and miscellaneous receivables and other current assets		€ 467
Change in receivables		328
Trade receivables	€ 3,500	3,925
Provision for bad debts	597	648
Non-current receivables	43	82
Provision of bad debts write down value	211	279
Receivables written off as uncollectible	386	369
Other receivables	645	784
Provision for bad debts, other	54	72
Tax returns other taxes and value added tax receivable	23
Government grants	207
Current prepaid expenses	513	427
Building lease	30	32
Rent and maintenance payments	142	75
Insurance expense	7	27
0 - 90 days (Overdue) [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Change in receivables		30
Miscellaneous receivables [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Trade receivables	45
Social Security and Assistance Agencies [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Trade receivables	24
Factoring of receivables [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Trade receivables	60
Brazil business unit [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Change in receivables		180
Impact of a negative exchange rate adjustment		83
Trade receivables		646
Current tax assets	111
Brazil business unit [member] | 0 - 90 days (Overdue) [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Impact of a negative exchange rate adjustment		13
Change in overdue receivable, gross of exchange rate difference		17
TIM S.p.A [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Change in receivables		€ 122
Trade receivables	2,425
TIM S.p.A [member] | More than 365 days [member]
Disclosure of trade and miscellaneous receivables and other current assets [line Items]
Change in receivables	€ 53